Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Information, Additional Information [Abstract]
Product Category Information

(in thousands)	2017	2016	2015
Net Sales
Consumables and related revenues	$1,242,715	$1,166,131	$1,114,580
Instrumentation	174,821	171,860	166,406
Total	$1,417,536	$1,337,991	$1,280,986

Geographical Information
Our country of domicile is the Netherlands, which reported net sales of $15.0 million, $12.4 million and $11.3 million for the years ended 2017, 2016 and 2015, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2017	2016	2015
Net Sales
Americas:
United States	$579,906	$555,676	$525,532
Other Americas	73,478	71,797	79,578
Total Americas	653,384	627,473	605,110
Europe, Middle East and Africa	462,980	428,055	409,955
Asia Pacific and Rest of World	301,172	282,463	265,921
Total	$1,417,536	$1,337,991	$1,280,986

Long-Lived Assets

(in thousands)	2017	2016
Long-lived assets
Americas:
United States	$148,694	$145,813
Other Americas	4,488	4,544
Total Americas	153,182	150,357
Germany	286,567	237,190
Other Europe	41,188	37,057
Asia Pacific and Rest of World	13,384	12,051
Total	$494,321	$436,655